SELLING AND MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
SELLING AND MARKETING EXPENSES
Schedule of selling, marketing and business development expenses

	Year Ended December 31,
	2024	2023	2022

	U.S. dollars in thousands
Payroll and related expenses	3,076	9,656	19,235
Share-based payments	(41)	(51)	553
Professional services	1,913	3,056	6,596
Samples	—	54	836
Travel, Fleet, meals and related expenses	302	736	5,136
Office-related expenses	329	566	1,510
Other	371	739	1,576
	5,950	14,756	35,442